SUBSEQUENT EVENT	9 Months Ended
Apr. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 10 – SUBSEQUENT EVENT

Subsequent to April 30, 2018, the Company issued its convertible notes in the principal amount of $150,000 pursuant to the note purchase agreement described in Note 6, for which it received $150,000.